RECEIVABLE AND DEFERRED INCOME TAX VALUATION ALLOWANCES (TABLES)	12 Months Ended
Jan. 03, 2014
Summary of receivable and deferred income tax valuation allowances [Abstract]
Summary of receivable and deferred income tax valuation allowances [Table Text Block]
(In millions)	Balance at the Beginning of the Period	Additions (Charged to Bad Debt Expense)	Additions (Charged to Other Accounts) (1)	Deductions (2)	Other (3)	Balance at the End of the Period

Year ended January 3, 2014
Receivable allowances	$69.7	$7.4	$7.7	$(19.7)	$—	$65.1
Deferred income tax valuation allowance	$137.6	$—	$12.7	$(23.2)	$17.9	$145.0

Year ended December 28, 2012
Receivable allowances	$43.1	$6.6	$27.4	$(7.4)	$—	$69.7
Deferred income tax valuation allowance	$124.0	$—	$12.3	$(14.7)	$16.0	$137.6

Year ended December 30, 2011
Receivable allowances	$42.8	$2.8	$16.1	$(18.6)	$—	$43.1
Deferred income tax valuation allowance	$104.2	$—	$23.5	$(15.3)	$11.6	$124.0

  These additions were primarily charged to revenues or income tax expense.
  Deductions to the deferred income tax valuation allowance were primarily attributed to foreign and state NOL expirations, change in tax rates and the use of federal and state NOLs.
  Other adjustments to the deferred income tax valuation allowance during the year ended December 28, 2012 were attributable to acquired deferred taxes through the Flint acquisition and items charged to other comprehensive income. For the years ended January 3, 2014 and December 30, 2011, other adjustments to the deferred income tax valuation allowance were charged to other comprehensive income.